As filed with the Securities and Exchange Commission on December 8, 2021

File No. 333-233415
File No. 811-8108

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

 POST-EFFECTIVE AMENDMENT NO. 3 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☐

Amendment No. 334☒

Protective Variable Annuity

Separate Account

(Exact Name of Registrant)

Protective Life Insurance Company

(Name of Depositor)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of Depositor’s Principal Executive Offices)

(205) 268-1000

Depositor’s Telephone Number, including Area Code

BRADFORD RODGERS, Esquire

Protective Life Insurance Company

2801 Highway 280 South

Birmingham, Alabama 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire

THOMAS E. BISSET, Esquire

Eversheds Sutherland (US) LLP

700 Sixth Street, N.W., Suite 700

Washington, DC 20001-3980

It is proposed that this filing will become effective (check appropriate box):

☐  immediately upon filing pursuant to paragraph (b) of Rule 485

☒  on December 8, 2021 pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐  on             pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

Supplement dated December 8, 2021
to the Prospectus dated May 1, 2021 for
Protective Dimensions IV Variable Annuity
Issued by
Protective Life Insurance Company
Protective Variable Annuity Separate Account

This Supplement amends certain information in your Prospectus regarding the Investment Options available under your variable annuity contract (the “Contract”). Please read this Supplement carefully and keep it with your Prospectus for future reference.

I. Effective December 13, 2021 (the “Effective Date”), thirty-seven (37) additional Sub-Accounts (the “New Sub-Accounts”) will be available as Investment Options under your Contract. On or after the Effective Date, you may allocate Purchase Payments or transfer Contract Value to any of the New Sub-Accounts in addition to the Sub-Accounts already available to you. If you elected the SecurePay FXi rider, you must continue to allocate your Purchase Payments and Contract Value in accordance with the rider’s Allocation Guidelines and Restrictions in order to maintain the rider.
The assets of each New Sub-Account are invested solely in a corresponding Fund. Each Fund is summarized in the following table:
Fund Family	Fund Name, Share Class	Investment Adviser, Subadviser(s)	Objectives
AllianceBernstein	AB VPS Growth and Income, Class B	AllianceBernstein, L.P.	Seeks long-term growth of capital.
	AB VPS Large Cap Growth, Class B	AllianceBernstein, L.P.	Seeks long-term growth of capital.
	AB VPS Small Cap Growth, Class B	AllianceBernstein, L.P.	Seeks long-term growth of capital.
	AB VPS Small/Mid Cap Value, Class B	AllianceBernstein, L.P.	Seeks long-term growth of capital.
American Funds Insurance Series	American Funds IS® American High-Income Trust, Class 2	Capital Research and Management Company	Invests in a diversified portfolio of lower rated, higher yielding bonds with a focus on income and potential for capital appreciation.
	American Funds IS® Capital World Bond, Class 2	Capital Research and Management Company	Emphasizes total return and considers a bond’s potential for appreciation and currency gains as well as yield.
	American Funds IS® International Growth and Income, Class 2	Capital Research and Management Company	Seeks to invest in larger, well-established, dividend-paying companies based outside the United States.
BlackRock	BlackRock 60/40 Target Allocation ETF V.I., Class III	BlackRock Advisers, LLC	Seeks long term capital appreciation. Current income is also a consideration.
	BlackRock Global Allocation V.I., Class III	BlackRock Advisers, LLC	Seeks high total investment return.
	BlackRock International V.I., Class I	BlackRock Advisers, LLC
Seeks current income and long-term growth of income and capital by investing primarily in equities of companies in developed countries outside the United States that fund management believes are currently undervalued.

Columbia Threadneedle	Columbia VP Balanced, Class 2	Columbia Management Investment Advisers, LLC	Seeks to maximize total investment return through a combination of capital growth and current income.
	Columbia VP Emerging Markets Bond, Class 2	Columbia Management Investment Advisers, LLC	Seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
	Columbia VP Intermediate Bond, Class 2	Columbia Management Investment Advisers, LLC	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.
	Columbia VP Limited Duration Credit, Class 2	Columbia Management Investment Advisers, LLC	Seeks to provide shareholders with long-term growth of capital.
	Columbia VP Select Mid Cap Value, Class 2	Columbia Management Investment Advisers, LLC	Seeks to provide shareholders with long-term growth of capital.
	Columbia VP Strategic Income, Class 2	Columbia Management Investment Advisers, LLC	Seeks to provide shareholders with high total return through income and growth of capital.
Fidelity Variable Insurance Products	Fidelity® VIP Asset Manager Growth, Service Class 2	Fidelity Management and Research Company; FMR Co., Inc.; Strategic Advisors, Inc.; Fidelity Investments Money Management, Inc.	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.
	Fidelity® VIP Asset Manager, Service Class 2	Fidelity Management and Research Company; FMR Co., Inc.; Strategic Advisors, Inc.; Fidelity Investments Money Management, Inc.	Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments.
	Fidelity® VIP Balanced, Service Class 2	Fidelity Management and Research Company; FMR Co., Inc.; Strategic Advisors, Inc.; Fidelity Investments Money Management, Inc.	Seeks income and capital growth consistent with reasonable risk.
	Fidelity® VIP Bond Index, Service Class 2	Fidelity Management and Research Company; FMR Co., Inc.; Strategic Advisors, Inc.; Fidelity Investments Money Management, Inc.	Seeks to provide investment results that correspond to aggregate price and interest performance of debt securities in Bloomberg Barclays U.S. Aggregate Bond Index.
	Fidelity® VIP Energy, Service Class 2	Fidelity Management and Research Company; FMR Co., Inc.; Strategic Advisors, Inc.; Fidelity Investments Money Management, Inc.	Seeks capital appreciation.
	Fidelity® VIP Extended Market Index, Service Class 2	Fidelity Management and Research Company; FMR Co., Inc.; Strategic Advisors, Inc.; Fidelity Investments Money Management, Inc.	Seeks to provide investment results that correspond to total return of stocks of mid- to small-capitalization U.S. companies.
	Fidelity® VIP FundsManager 60% Service 2	Fidelity Management and Research Company; FMR Co., Inc.; Strategic Advisors, Inc.; Fidelity Investments Money Management, Inc.	Seeks high total return.
	Fidelity® VIP FundsManager 85%, Service Class 2	Fidelity Management and Research Company; FMR Co., Inc.; Strategic Advisors, Inc.; Fidelity Investments Money Management, Inc.	Seeks high total return.
	Fidelity® VIP Health Care Portfolio, Service Class 2	Fidelity Management and Research Company; FMR Co., Inc.; Strategic Advisors, Inc.; Fidelity Investments Money Management, Inc.	Seeks capital appreciation.
	Fidelity® VIP International Index, Service Class 2	Fidelity Management and Research Company; FMR Co., Inc.; Strategic Advisors, Inc.; Fidelity Investments Money Management, Inc.	Seeks to provide investment results that correspond to total return of foreign developed and emerging stock markets.
	Fidelity® VIP Technology Initial	Fidelity Management and Research Company; FMR Co., Inc.; Strategic Advisors, Inc.; Fidelity Investments Money Management, Inc.	Seeks capital appreciation.
	Fidelity® VIP Total Market Index, Service Class 2	Fidelity Management and Research Company; FMR Co., Inc.; Strategic Advisors, Inc.; Fidelity Investments Money Management, Inc.	Seeks to provide investment results that correspond to total return of a broad range of U.S. stocks.
	Fidelity® VIP Utilities Initial	Fidelity Management and Research Company; FMR Co., Inc.; Strategic Advisors, Inc.; Fidelity Investments Money Management, Inc.	Seeks capital appreciation.
	Fidelity® VIP Value Strategies, Service Class 2	Fidelity Management and Research Company; FMR Co., Inc.; Strategic Advisors, Inc.; Fidelity Investments Money Management, Inc.	Seeks capital appreciation.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Main Street Small Cap, Series II	Invesco Advisers, Inc.	Seeks capital appreciation.
	Invesco V.I. Conservative Balanced, Series II	Invesco Advisers, Inc.	Seeks total return.
Lord Abbett Series Fund, Inc.	Lord Abbett Series Short Duration Income, Class VC	Lord, Abbett & Co. LLC
Seeks to deliver a high level of current income consistent with preservation of capital by investing in a variety of short maturity debt securities including corporate bonds, U.S. government securities, and mortgage and other asset-backed debt securities.

T. Rowe Price	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Associates, Inc.	Seeks to provide long-term capital growth by investing primarily in common stocks of growth companies.
	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Associates, Inc.	Seeks to provide long-term capital growth. Income is a secondary objective.
	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Associates, Inc.
Seeks long-term growth of capital by investing primarily in common stocks of companies engaged in research, development, production, or distribution of products or services related to health care, medicine, or life sciences.

	T. Rowe Price Moderate Allocation	T. Rowe Price Associates, Inc.	Seeks the highest total return over time, consistent with an emphasis on both capital growth and income.

More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds. You may obtain a prospectus for any of the Funds by contacting Protective Life Insurance Company at P.O. Box 10648, Birmingham, AL 35202-0648 or calling toll free at 800-456-6330. You should read the Funds’ prospectuses carefully before making an investment decision.
We receive 12b-1 fees from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us. Rule 12b-1 fees are paid out of Fund assets as part of the Fund's total annual operating expenses. The chart below shows the maximum 12b-1 fees we anticipate we will receive from the Funds on an annual basis with the addition of the New Sub-Accounts:
Fund Family	Maximum 12b-1 fee
AllianceBernstein
American Funds Insurance Series	0.25%
BlackRock
Columbia Threadneedle
Fidelity Variable Insurance Products	0.25%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0.25%
Lord Abbett Series Fund, Inc.
T. Rowe Price

II. Beginning on the Effective Date, December 13, 2021, twenty-two (22) currently available Sub-Accounts (the “Closed Sub-Accounts”) will no longer be available as Investment Options under new Contracts.
If your Contract was issued prior to the Effective Date, this change will have no effect on your Contract. You may continue to allocate Purchase Payments and transfer Contract Value to any of the Closed Sub-Accounts.
For Contracts issued on or after the Effective Date, the Closed Sub-Accounts will not be available for allocation of Purchase Payments or transfer of Contract Value. The Closed Sub-Accounts are provided in the following table:
Fund Family	Fund Name, Share Class
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. American Value Fund, Series II
Invesco V.I. Capital Appreciation Fund, Series II
Invesco V.I. Comstock Fund, Series II
Invesco V.I. Global Strategic Income Fund, Series II
Invesco V.I. Growth and Income Fund, Series II
Invesco V.I. International Growth Fund, Series II
Invesco V.I. Main Street Fund, Series II
Fidelity Variable Insurance Products	VIP Contrafund® Portfolio, SC2
Franklin Templeton Variable Insurance Products Trust	Franklin Mutual Global Discovery VIP Fund, Class 2
Franklin Mutual Shares VIP Fund, Class 2
Franklin Strategic Income VIP Fund, Class 2
Franklin U.S. Government Securities VIP Fund, Class 2
Templeton Foreign VIP Fund, Class 2
Templeton Global Bond VIP Fund, Class 2
Templeton Growth VIP Fund, Class 2
Goldman Sachs Variable Insurance Trust	International Equity Insights Fund, Service Class
MidCap Value Fund, Service Class
Lord Abbett Series Fund, Inc.	Fundamental Equity Portfolio, Value Class
Mid-Cap Stock Portfolio, Value Class
PIMCO Variable Insurance Trust	All Asset Portfolio, Advisor Class
Long-Term US Government Portfolio, Advisor Class
Royce Capital Fund	Royce Capital Fund Small-Cap Fund, Service Class

If you have any questions about the Investment Options available under your Contract, you may contact us by writing Protective Life Insurance Company at  P.O. Box 10648, Birmingham, AL 35202-0648 or calling toll free at 800-456-6330.

This Supplement Should Be Retained with Your Prospectus for Future Reference.

46765688.3

Explanatory Note

The prospectus and the statement of additional information for Dimensions IV Variable Annuity included in Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (333-233415 and 811-8108) filed on April 29, 2021 pursuant to paragraph (b) of Rule 485 are incorporated herein by reference.

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits.

(a)	Financial Statements:

All required financial statements are incorporated by reference in Part B of this Registration Statement.

(b)	Exhibits:

1. Resolution of the Board of Directors of Protective Life Insurance Company authorizing establishment of the Protective Life Variable Annuity Separate Account is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-233415), filed with the Commission on August 22, 2019.

2. Not Applicable

3. (a) Form of Distribution Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and the Protective Life Variable Annuity Separate Account is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-233415), filed with the Commission on August 22, 2019.

3. (b) Form of Distribution Agreement between Investment Distributors, Inc. and broker-dealers is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-233415), filed with the Commission on August 22, 2019.

3. (c) Distribution Agreement between IDI and PLICO is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on September 16, 2011.

3. (c)(i) Second Amended Distribution Agreement between IDI and PLICO is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-190294), filed with the Commission on April 25, 2014.

3. (c)(ii) Second Amended Distribution Agreement between IDI and PLICO, as revised June 1, 2018 is incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on July 20, 2018.

4. (a) Protective Dimensions IV Contract is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-233415), filed with the Commission on August 22, 2019.

(b) Maximum Anniversary Value Death Benefit is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-233415), filed with the Commission on August 22, 2019.

(c) Guaranteed Account Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-233415), filed with the Commission on August 22, 2019.

(d) Waiver of Surrender Charge Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-233415), filed with the Commission on August 22, 2019.

(e) Return of Purchase Payments Death Benefit Rider is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-233415), filed with the Commission on August 22, 2019.

(f) Benefit Based Fee Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-176657), filed with the Commission on September 2, 2011.

(g) Nursing Home Endorsement is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-233415), filed with the Commission on August 22, 2019.

(h) SecurePay FXi Rider is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-233415), filed with the Commission on August 22, 2019.

(i) SecurePay FXi Spousal Continuation Rider is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-233415), filed with the Commission on August 22, 2019.

(j) Roth IRA Endorsement is incorporated herein by reference to the initial Registration Statement on Form N-4 (File No. 333-176657) filed with the Commission on September 2, 2011.

(k) Traditional IRA Endorsement is incorporated herein by reference to the initial Registration Statement on Form N-4 (File No. 333-176657) filed with the Commission on September 2, 2011.

(l) Enhanced Death Benefit is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-233415), filed with the Commission on August 22, 2019.

(m) Maximum Quarterly Anniversary Value Death Benefit is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-233415), filed with the Commission on August 22, 2019.

5. Protective Dimensions IV Application is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-233415), filed with the Commission on August 22, 2019.

6. (a) 2011 Amended and Restated Charter of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on September 16, 2011.

6. (a) (i) 2020 Amended and Restated Charter of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File 333-201919), as filed with the Commission on February 11, 2021.

6. (b) 2011 Amended and Restated By-laws of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on September 16, 2011.

6. (b) (i) 2020 Amended and Restated By-laws of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File 333-201919), as filed with the Commission on February 11, 2021.

7. Not applicable

8. (a) Participation Agreement dated April 30, 2002 (Lord Abbett Series Fund) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 25, 2002.

8. (a) (i) Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund) is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

8. (b) Participation Agreement dated December 19, 2003 (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on February 17, 2004.

8. (b) (i) Rule 22c-2 Shareholder Information Agreement dated April 11, 2007 (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

8. (b) (ii) Amendment dated April 12, 2011 to Participation Agreement re Summary Prospectus (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 25, 2011.

8. (b) (iii) Amendment dated December 22, 2020 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240192), filed with the Commission on April 16, 2021.

8. (b) (iv) Amendment dated April 12, 2021 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240192), filed with the Commission on April 16, 2021.

8. (c) Participation Agreement dated April 11, 2007 (Fidelity Variable Insurance Products) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 24, 2020.

8. (c) (i) Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

8. (c) (ii) Amendment dated October 15, 2020 to Participation Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (d) Participation Agreement dated February 1, 2015 (Franklin Templeton Variable Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 333-190294), as filed with the Commission on April 28, 2021.

8. (d) (i) Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

8. (d) (ii) Participation Agreement dated November 30, 2020 (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

8. (d) (iii) Addendum dated November 30, 2020 to Participation Agreement (Franklin Templeton) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

8. (d) (iv) Amendment dated March 31, 2021 to Participation Agreement (Franklin Templeton) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240192), filed with the Commission on April 16, 2021.

8. (e) Participation Agreement dated June 18, 2015 (American Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (e) (i) Rule 22c-2 Shareholder Information Agreement (American Funds Insurance Series) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 30, 2008.

8. (e) (ii) Amendment dated October 1, 2019 to Participation Agreement (American Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (e) (iii) Amendment dated November 25, 2020 to Participation Agreement (American Funds) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

8. (e) (iv) Amendment dated March 22, 2021 to Participation Agreement (American Funds) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240192), filed with the Commission on April 16, 2021.

8. (f) Participation Agreement dated November 1, 2009 (Legg Mason) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

8. (f) (i) Amendment dated April 11, 2014 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

C-4

8. (f) (ii) Amendment dated September 10, 2019 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (f) (iii) Amendment dated August 11, 2020 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (f) (iv) Amendment dated November 30, 2020 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

8. (f) (v) Amendment dated April 7, 2021 to Participation Agreement (Legg Mason) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the commission on April 16, 2021

8. (g) Participation Agreement dated November 1, 2009 (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

8. (g) (i) Rule 22c-2 Information Sharing Agreement dated November 1, 2009 (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

8. (g) (ii) Amendment dated November 30, 2020 to Participation Agreement (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

8. (h) Participation Agreement dated November 1, 2009 (PIMCO Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

8. (h) (i) Novation of and Amendment dated April 25, 2011 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (h) (ii) Amendment dated April 25, 2011 to Participation Agreement re Summary Prospectuses (PIMCO Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (h) (iii) Amendment dated September 1, 2020 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 24, 2020.

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8. (h) (iv) Amendment dated April 2, 2021 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240192), filed with the Commission on April 16, 2021.

 8. (i) Participation Agreement dated February 1, 2015 (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (i) (i) Rule 22c-2 Agreement (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 333-179649), as filed with the Commission on August 24, 2016.

8. (j) Participation Agreement dated May 1, 2015 (Clayton Street Funds) is incorporated by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (j) (i) Rule 22c-2 Agreement (Clayton Street Trust) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-190294), filed with the Commission on April 26, 2016.

8. (j) (ii) Amendment dated September 1, 2020 to Participation Agreement (Clayton Street Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (j) (iii) Amendment date December 10, 2020 to Participation Agreement (Clayton Street Funds) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the N-4 Registration Statement (File No. 333-240193), filed with the Commission on November 24, 2020.

 8. (k) Participation Agreement dated December 16, 2020 (Alliance Bernstein) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the N-4 Registration Statement (File No. 333-240193),  filed with the Commission on November 24, 2020.

8. (k) (i) Amendment dated May 1, 2021 to Participation Agreement (Alliance Bernstein) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the N-4 Registration Statement (File No. 333-240193),  filed with the Commission on November 24, 2020.

8. (l) Participation Agreement dated December 1, 2020 (BlackRock) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the N-4 Registration Statement (File No. 333-240193),  filed with the Commission on November 24, 2020.

8. (l) (i) Amendment dated May 1, 2021 to Participation Agreement (BlackRock) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the N-4 Registration Statement (File No. 333-240193),  filed with the Commission on November 24, 2020.

8. (m) Participation Agreement dated April 12, 2021 (Columbia Funds Variable Series Trust I) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the N-4 Registration Statement (File No. 333-240193),  filed with the Commission on November 24, 2020.

8. (m) (i) Participation Agreement dated April 12, 2021 (Columbia Funds Variable Series Trust II) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the N-4 Registration Statement (File No. 333-240193),  filed with the Commission on November 24, 2020.

8. (m) (ii) Participation Agreement dated November 23, 2021 (Columbia Funds Variable Series Trust II)
-Filed herein.

8. (n) Participation Agreement dated December 8 ,2020 (T. Rowe Price) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the N-4 Registration Statement (File No. 333-240193),  filed with the Commission on November 24, 2020.

8. (n) (i) Rule 22c-2 Agreement dated December 8, 2020 (T. Rowe Price) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the N-4 Registration Statement (File No. 333-240193),  filed with the Commission on November 24, 2020.

9. Opinion of Bradford Rodgers, Esq.

- Filed herein.

10. (a) Consent of Eversheds Sutherland (US) LLP

- Filed herein.

10. (b) Consent of PricewaterhouseCoopers LLP

- Filed herein.

10. (c) Consents of KPMG LLP

- Filed herein.

11. No financial statements will be omitted from Item 23

12. Not applicable

13. Powers of Attorney-  is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-233415), filed with the Commission on April 29, 2021.

Item 25.    Directors and Officers of Depositor.*

Name and Principal Business Address*	Position and Offices with Depositor
Adams, D. Scott	Executive Vice President, Corporate Responsibility, Strategy & Innovation
Banerjee Choudhury, Shiladitya (Deep)	Senior Vice President, Treasurer
Bartlett, Malcolm Lee	Senior Vice President, Corporate Tax
Bielen, Richard J.	Chairman of the Board, Chief Executive Officer, President, and Director
Black, Lance P.	Senior Vice President, Acquisitions and Corporate Development
Borie, Kevin B.	Senior Vice President, Chief Valuation Actuary, and Appointed Actuary
Casey, Sean	Senior Vice President, and Actuary
Cramer, Steve	Senior Vice President, and Chief Product Officer
Creutzmann, Scott E.	Senior Vice President, and Chief Compliance Officer
Drew, Mark L.	Executive Vice President, and Chief Legal Officer
Evesque, Wendy L.	Executive Vice President, and Chief Human Resources Officer
Harrison, Wade V.	Senior Vice President, and President, Protection Division
Herring, Derry W	Senior Vice President, and Chief Auditor
Kane, Nancy	Executive Vice President, Acquisitions and Corporate Development
Karchunas, M. Scott	Senior Vice President, and President, Asset Protection Division
Kohler, Matthew	Senior Vice President, Chief Technology Officer
Laeyendecker, Ronald	Senior Vice President, Executive Benefit Markets
Lawrence, Mary Pat	Senior Vice President, Government Affairs
McDonald, Laura Y.	Senior Vice President, and Chief Mortgage and Real Estate Officer
Moschner, Christopher	Senior Vice President, and Chief Marketing Officer
Passafiume, Philip E.	Senior Vice President, and Chief Investment Officer
Radnoti, Francis	Senior Vice President, and Chief Product Officer
Rahman, Pooja T.	Senior Vice President, and Chief Risk Officer
Ray, Webster M.	Senior Vice President, Investments
Riebel, Matthew A.	Senior Vice President, and Chief Distribution Officer
Seurkamp, Aaron C.	Senior Vice President, and President, Retirement Division
Temple, Michael G.	Vice Chairman, Chief Operating Officer, and Director
Wagner, James	Senior Vice President, and Chief Distribution Officer
Wahlheim, Cary T.	Senior Vice President and Senior Counsel
Walker, Steven G.	Executive Vice President, Chief Financial Officer, and Director
Wells, Paul R.	Senior Vice President, and Chief Accounting Officer
Whitcomb, John	Senior Vice President, Distribution Operations
Williams, Doyle J.	Senior Vice President, Distribution Companies
Williams, Lucinda S.	Senior Vice President, and Chief Customer Officer

* Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

Item 26.    Persons Controlled by or Under Common Control With the Depositor or the Registrant.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by Protective Life Corporation, a subsidiary of Dai-ichi Life Holdings, Inc. Protective Life Corporation is described more fully in the prospectus included in this registration statement.

For more information regarding the company structure of Protective Life Corporation and Dai-ichi Life Holdings, Inc., please refer to the organizational chart filed with Post-Effective Amendment No. 6 to the Form N-6 Registration Statement (File No. 333-232740), filed with the Commission on August 6, 2021.

Item 27.    Number of Contractowners.

As of October 31,  2021, there were 2,009 qualified and 1,824 non-qualified  contract owners of Protective Dimensions IV Variable Annuity individual flexible premium deferred variable and fixed annuity contracts offered by Registrant.

Item 28.    Indemnification of Directors and Officers.

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life’s directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC’s Directors’ and Officers’ Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriter.

(a)         Investment Distributors, Inc. (“IDI”) is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Life Separate Account, Variable Annuity Account A of Protective Life, PLICO Variable Annuity Account S, PLAIC Variable Annuity Account S, Protective COLI VUL, Protective NY COLI VUL and Protective Acquired Variable Annuity Separate Account.

(b)         The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Brown, Barry K.	Director, President	Vice President, Operations
Coffman, Benjamin P.	Assistant Financial Officer	2VP Financial Reporting
Creutzmann, Scott E.	Chief Compliance Officer	Senior Vice President and Chief Compliance Officer
Debnar, Lawrence J.	Assistant Financial Officer	Vice President, Financial Reporting, Chase
Dunning, Chrissy	Vice President, Internal Sales and Training	Vice President, National Account Manager
Gilmer, Joseph F.	Director, Assistant Financial Officer	Assistant Vice President, Financial Reporting
Johnson, Julena G.	Assistant Compliance Officer	Compliance Director
Lee, Felicia M.	Secretary	Secretary
Morsch, Letitia	Assistant Secretary	Vice President, New Business Operations
Smith, Joy Beth	Assistant Secretary	Senior Staff Attorney
Tennent, Rayburn	Chief Financial Officer	Director II Financial Reporting

* Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)          The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 30.    Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 31.    Management Services.

All management contracts are discussed in Part A or Part B.

Item 32.    Undertakings.

(a)         Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b)         Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectuses that the applicant can remove to send for a Statement of Additional Information.

(c)          Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)         Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on December 8, 2021.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

BY:	*
Richard J. Bielen, President
Protective Life Insurance Company

PROTECTIVE LIFE INSURANCE COMPANY

BY:	*
Richard J. Bielen, President
Protective Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
*		Chairman of the Board, President	December 8, 2021
Richard J. Bielen		Chief Executive Officer, and Director
(Principal Executive Officer)

*		Executive Vice President, Chief Financial Officer	December 8, 2021
Steven G. Walker		and Director (Principal Accounting and Financial Officer)

*		Vice Chairman, Chief Operating Officer, and Director	December 8, 2021
Michael G. Temple

*BY:	/S/ BRADFORD RODGERS		December 8, 2021
Bradford Rodgers
Attorney-in-Fact

Exhibit List

8.	(m) (ii) Participation Agreement dated November 23, 2021 (Columbia Funds Variable Series Trust II)
9.	Opinion of Bradford Rodgers, Esq.\
10.	(a) Consent of Eversheds Sutherland (US) LLP
10.	(b) Consent of PricewaterhouseCoopers LLP
10.	(c) Consents of KPMG LLP